Employee Benefits - Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	$ 4,834	$ 3,424
Acquired through business combination		114
Included in profit or loss
Current service cost	949	930
Past service cost		432
Interest cost (income)	245	236
Included in profit or loss, total	1,194	1,598
Included in other comprehensive income
-financial assumptions	(158)	(72)
-experience adjustment	493	314
-Return on plan assets excluding interest income	(136)	104
Included in other comprehensive income, total	199	346
Effects of movement in foreign exchange rates	110	(340)
Other
Contribution by employer	(2)	(26)
Benefits paid	(486)	(282)
Balance as at March 31	5,849	4,834
Defined Benefit Obligation [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	5,669	4,269
Acquired through business combination		281
Included in profit or loss
Current service cost	949	930
Past service cost		432
Interest cost (income)	283	302
Included in profit or loss, total	1,232	1,664
Included in other comprehensive income
-financial assumptions	(158)	(72)
-experience adjustment	493	314
Included in other comprehensive income, total	335	242
Effects of movement in foreign exchange rates	125	(406)
Other
Benefits paid	(871)	(381)
Balance as at March 31	6,490	5,669
Fair Value of Plan Assets [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Balance as at April 1	(835)	(845)
Acquired through business combination		(167)
Included in profit or loss
Interest cost (income)	(38)	(66)
Included in profit or loss, total	(38)	(66)
Included in other comprehensive income
-Return on plan assets excluding interest income	(136)	104
Included in other comprehensive income, total	(136)	104
Effects of movement in foreign exchange rates	(15)	66
Other
Contribution by employer	(2)	(26)
Benefits paid	385	99
Balance as at March 31	$ (641)	$ (835)